UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                New York, NY             02/14/08
-------------------               -------------            ------------
   [Signature]                    [City, State]             [Date]

/s/ Ellen H. Adams             New York, NY                 02/14/08
-------------------           --------------               ------------
  [Signature]                  [City, State]                 [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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
                                TITLE                      VALUE     SHRS/      SH/ PUT INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP     (X$1,000)  PRN AMT    PRN CALL DISCRETION   MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC NEW              COM NEW        004930202    19,795    666,485     SH       SOLE        N/A      666,485
AMERICAN INTL GROUP INC         COM            026874107    13,304    228,200     SH       SOLE        N/A      228,200
AMERICAN TOWER CORP             CL A           029912201       225      5,273     SH       SOLE        N/A        5,273
AMERICREDIT CORP                COM            03060R101     3,944    308,400     SH       SOLE        N/A      308,400
APPLE INC                       COM            037833100    50,357    254,225     SH       SOLE        N/A      254,225
BANK OF NEW YORK MELLON CORP    COM            064058100       389      7,970     SH       SOLE        N/A        7,970
CELGENE CORP                    COM            151020104    12,777    276,509     SH       SOLE        N/A      276,509
CENTENNIAL COMMUNCTNS CORP NEW  CL A NEW       15133V208    12,756  1,373,050     SH       SOLE        N/A    1,373,050
CIENA CORP                      COM NEW        171779309    37,884  1,110,636     SH       SOLE        N/A    1,110,636
CISCO SYS INC                   COM            17275R102    22,240    821,586     SH       SOLE        N/A      821,586
COMMSCOPE INC                   COM            203372107       103      2,100     SH       SOLE        N/A        2,100
CORNING INC                     COM            219350105    17,352    723,294     SH       SOLE        N/A      723,294
CROWN CASTLE INTL CORP          COM            228227104    13,185    316,950     SH       SOLE        N/A      316,950
EQUINIX INC                     COM NEW        29444U502    56,552    559,531     SH       SOLE        N/A      559,531
FOSTER WHEELER LTD              SHS NEW        G36535139    26,411    170,372     SH       SOLE        N/A      170,372
GAMESTOP CORP NEW               CL A           36467W109    18,338    295,257     SH       SOLE        N/A      295,257
GENERAL CABLE CORP DEL NEW      COM            369300108    11,981    163,500     SH       SOLE        N/A      163,500
GOLDMAN SACHS GROUP INC         COM            38141G104    28,870    134,250     SH       SOLE        N/A      134,250
GOOGLE INC                      CL A           38259P508    34,639     50,094     SH       SOLE        N/A       50,094
KLA-TENCOR CORP                 COM            482480100    29,136    604,987     SH       SOLE        N/A      604,987
LAM RESEARCH CORP               COM            512807108    31,952    739,123     SH       SOLE        N/A      739,123
LEHMAN BROS HLDGS INC           COM            524908100    34,409    525,816     SH       SOLE        N/A      525,816
MEMC ELECTR MATLS INC           COM            552715104    34,296    387,574     SH       SOLE        N/A      387,574
MIRANT CORP NEW                 COM            60467R100    10,731    275,307     SH       SOLE        N/A      275,307
NOKIA CORP                      SPONSORED ADR  654902204    34,103    888,329     SH       SOLE        N/A      888,329
PETROHAWK ENERGY CORP           COM            716495106    11,222    648,321     SH       SOLE        N/A      648,321
RESEARCH IN MOTION LTD          COM            760975102    30,806    271,660     SH       SOLE        N/A      271,660
SANDRIDGE ENERGY INC            COM ADDED      80007P307     1,786     49,800     SH       SOLE        N/A       49,800
SAVVIS INC                      COM NEW        805423308    41,647  1,492,180     SH       SOLE        N/A    1,492,180
SEMITOOL INC                    COM            816909105        11      1,300     SH       SOLE        N/A        1,300
SHAW GROUP INC                  COM            820280105     6,908    114,300     SH       SOLE        N/A      114,300
SIRIUS SATELLITE RADIO INC      COM            82966U103    14,169  4,676,300     SH       SOLE        N/A    4,676,300
SLM CORPORATION                 COM            78442P106     2,518    125,000     SH       SOLE        N/A      125,000
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A       848574109    11,455    332,023     SH       SOLE        N/A      332,023
SYCAMORE NETWORKS INC           COM            871206108     3,255    847,550     SH       SOLE        N/A      847,550
SYNAPTICS INC                   COM            87157D109    16,491    400,650     SH       SOLE        N/A      400,650
TIME WARNER TELECOM INC         CL A           887319101    38,254  1,885,386     SH       SOLE        N/A    1,885,386
UAL CORP                        COM NEW        902549807     1,107     31,052     SH       SOLE        N/A       31,052
VARIAN SEMICONDUCTOR EQUIPMN    COM            922207105    15,819    427,550     SH       SOLE        N/A      427,550

                             39                            751,180





                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:         751,180
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE



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